Revenue from contracts with customers - National and foreign sales (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from contracts with customers
Sales	$ 119,694	$ 133,330	$ 143,189
Local sales
Revenue from contracts with customers
Revenue from sale of goods	58,038	62,656	71,744
Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	61,656	70,674	71,445
Mid-distillates | Local sales
Revenue from contracts with customers
Revenue from sale of goods	26,792	28,672	32,606
Gasoline and turbo fuels | Local sales
Revenue from contracts with customers
Revenue from sale of goods	16,044	17,804	23,129
Gasoline and turbo fuels | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	70	360	193
Natural gas | Local sales
Revenue from contracts with customers
Revenue from sale of goods	3,439	4,096	4,358
Natural gas | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	102	46	105
Services | Local sales
Revenue from contracts with customers
Revenue from sale of goods	3,301	3,877	3,233
Energy transmission services | Local sales
Revenue from contracts with customers
Revenue from sale of goods	3,266	3,226	2,770
Energy transmission services | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	5,269	6,134	5,667
Fuel gas Service | Local sales
Revenue from contracts with customers
Revenue from sale of goods	1,363	1,083	989
Asphalts | Local sales
Revenue from contracts with customers
Revenue from sale of goods	912	794	938
Plastic and rubber | Local sales
Revenue from contracts with customers
Revenue from sale of goods	872	920	1,225
Plastic and rubber | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	1,229	1,231	1,394
L.P.G. and propane | Local sales
Revenue from contracts with customers
Revenue from sale of goods	512	631	762
L.P.G. and propane | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	501	347	302
Roads and construction services | Local sales
Revenue from contracts with customers
Revenue from sale of goods	368	330	350
Roads and construction services | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	6,402	5,465	4,761
Polyethylene | Local sales
Revenue from contracts with customers
Revenue from sale of goods	304	329	314
Aromatics | Local sales
Revenue from contracts with customers
Revenue from sale of goods	160	247	298
Fuel oil | Local sales
Revenue from contracts with customers
Revenue from sale of goods	23	21	36
Fuel oil | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	3,491	3,920	4,029
Crude oil | Local sales
Revenue from contracts with customers
Revenue from sale of goods			128
Crude oil | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	40,324	48,805	49,560
Other products | Local sales
Revenue from contracts with customers
Revenue from sale of goods	682	626	608
Other products | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	3,160	3,508	1,805
Diesel | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	696	1,203	4,097
Cash flow hedging | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	$ 412	$ (345)	$ (468)